UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY	10041
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: May 31

Date of reporting period: November 30, 2008

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / NOVEMBER 30, 2008

Legg Mason Partners

Adjustable Rate Income Fund

Managed by	WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide high current income and to limit the degree of fluctuation of its net asset value resulting from movements in interest rates.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

Economic growth in the U.S. was mixed during the six-month reporting period ended November 30, 2008. Looking back, during the fourth quarter of 2007, U.S. gross domestic product (“GDP”)i declined 0.2%. This weakness was triggered by problems in the housing market, an ongoing credit crunch and soaring oil and food prices. The economy then expanded 0.9% and 2.8% during the first and second quarters of 2008, respectively. This rebound was due, in part, to rising exports that were buoyed by a weakening U.S. dollar and solid consumer spending, which was aided by the government’s tax rebate program. The dollar’s rally and the end of the rebate program, combined with other strains on the economy, then caused GDP to take a step backward in the third quarter of 2008. According to the U.S. Department of Commerce, third quarter 2008 GDP declined 0.5%.

In early December 2008, after the reporting period ended, the National Bureau of Economic Research (“NBER”) announced that a recession had begun in December 2007. While one definition of a recession is based on having two consecutive quarters of negative growth (which has not yet occurred), the NBER determined that a recession had already started using its definition, which is based on “a significant decline in economic activity spread across the economy, lasting more than a few months, normally visible in production, employment, real income and other indicators.”

Regardless of how one defines a recession, it certainly has felt like we are in the midst of an economic contraction. Consumer spending, which represents approximately two-thirds of GDP, has fallen sharply. During November 2008, sales at U.S. retailers experienced their largest monthly decline in nearly 40 years. In terms of the job market, the U.S. Department of Labor reported that payroll employment declined in each of the 12 months of 2008. During 2008 as a whole, 2.6 million jobs were lost, the largest annual decline since World War II ended in 1945. In addition, at the end of 2008, the unemployment rate had risen to 7.2%, its highest level since January 1993.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)ii to take

Legg Mason Partners Adjustable Rate Income Fund	I

Letter from the chairman continued

aggressive and, in some cases, unprecedented actions. Beginning in September 2007, the Fed reduced the federal funds rateiii from 5.25% to 4.75%. This marked the first such reduction since June 2003. The Fed then reduced the federal funds rate on six additional occasions through April 2008, bringing the federal funds rate to 2.00%. The Fed then shifted gears in the face of mounting inflationary prices and a weakening U.S. dollar. At its meetings in June, August and September 2008, the Fed held rates steady. Then, on October 8, 2008, in a global coordination effort with six central banks around the world, interest rates were cut in an attempt to reduce the strains in the global financial markets. At that time, the Fed lowered the federal funds rate from 2.00% to 1.50%. The Fed again cut rates from 1.50% to 1.00% at its regularly scheduled meeting on October 29, 2008. On December 16, 2008, after the reporting period ended, the Fed cut rates to a range of zero to 0.25%, the lowest level since the Fed started publishing the federal funds rate in 1990. In conjunction with its December meeting, the Fed stated that it “will employ all available tools to promote the resumption of sustainable economic growth and to preserve price stability. In particular, the Committee anticipates that weak economic conditions are likely to warrant exceptionally low levels of the federal funds rate for some time.”

In addition to the interest rate cuts, the Fed took several actions to improve liquidity in the credit markets. In March 2008, the Fed established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. Also in March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase. In mid-September 2008, it announced an $85 billion rescue plan for ailing AIG and pumped $70 billion into the financial system as Lehman Brothers’ bankruptcy and mounting troubles at other financial firms roiled the markets.

The U.S. Department of the Treasury has also taken an active role in attempting to stabilize the financial system, as it orchestrated the government’s takeover of mortgage giants Fannie Mae and Freddie Mac in September 2008. In addition, on October 3, 2008, the Treasury’s $700 billion Troubled Asset Relief Program (“TARP”) was approved by Congress and signed into law by President Bush. As part of TARP, the Treasury had planned to purchase bad loans and other troubled financial assets. However, in November 2008, Treasury Secretary Paulson said, “Our assessment at this time is that this is not the most effective way to use TARP funds, but we will continue to examine whether targeted forms of asset purchase can play a useful role, relative to other potential uses of TARP resources, in helping to strengthen our financial system and support lending.”

During the six-month reporting period ended November 30, 2008, both short- and long-term Treasury yields experienced periods of extreme volatility. Earlier in the year, investors were focused on the subprime segment of the mortgage-backed market. These concerns broadened,

II	Legg Mason Partners Adjustable Rate Income Fund

however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This unrest triggered several “flights to quality,” at which times Treasury yields moved lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). This was particularly true toward the end of the reporting period, as the turmoil in the financial markets and sharply falling stock prices caused investors to flee securities that were perceived to be risky, even high-quality corporate bonds and high-grade municipal bonds. On several occasions, the yield available from short-term Treasuries fell to nearly zero, as investors were essentially willing to forgo any return potential in order to access the relative safety of government-backed securities. During the six months ended November 30, 2008, two-year Treasury yields fell from 2.66% to 1.00%. Over the same time frame, 10-year Treasury yields moved from 4.06% to 2.93%. Looking at the six-month period as a whole, the overall bond market, as measured by the Barclays Capital U.S. Aggregate Indexiv, returned 0.24%.

Periods of increased investor risk aversion caused the high-yield bond market to produce extremely poor results over the six months ended November 30, 2008. While the asset class modestly rallied on several occasions, it was not enough to overcome numerous flights to quality. In particular, seizing credit markets, coupled with fears of a global recession and rising corporate bond default rates, sent high-yield bond prices sharply lower in September, October and November 2008. During those three months, the Citigroup High Yield Market Indexv (the “Index”) returned -8.01%, -15.34% and -9.75%, respectively. Over the six months ended November 30, 2008, the Index returned -32.87%.

Performance review

For the six months ended November 30, 2008, Class A shares of Legg Mason Partners Adjustable Rate Income Fund, excluding sales charges, returned -14.41%. The Fund’s unmanaged benchmark, the Citigroup 6-Month U.S. Treasury Bill Indexvi, returned 0.94% for the same period. The Lipper Ultra-Short Obligations Funds Category Average1 returned -4.61% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended November 30, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 71 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Partners Adjustable Rate Income Fund	III

Letter from the chairman continued

PERFORMANCE SNAPSHOT as of November 30, 2008 (excluding sales charges) (unaudited)
6 MONTHS (not annualized)
Adjustable Rate Income Fund — Class A Shares	-14.41%
Citigroup 6-Month U.S. Treasury Bill Index	0.94%
Lipper Ultra-Short Obligations Funds Category Average[1]	-4.61%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.
Excluding sales charges, Class B shares returned -14.73%, Class C shares returned -14.63% and Class I shares returned -14.34% over the six months ended November 30, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.
The 30-Day SEC Yields for the period ended November 30, 2008 for Class A, B, C and I shares were 6.33%, 5.86%, 5.89% and 6.75%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.
TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Fund’s most current prospectus dated September 12, 2008, the gross total operating expense ratios for Class A, Class B, Class C and Class I shares were 0.88%, 1.58%, 1.46% and 0.61%, respectively.

A special note regarding increased market volatility

In recent months, we have experienced a series of events that have impacted the financial markets and created concerns among both novice and seasoned investors alike. In particular, we have witnessed the failure and consolidation of several storied financial institutions, periods of heightened market volatility, and aggressive actions by the U.S. federal government to steady the financial markets and restore investor confidence. While we hope that the worst is over in terms of the issues surrounding the credit and housing crises, it is likely that the fallout will continue to impact the financial markets and the U.S. economy well into 2009.

Like all asset management firms, Legg Mason has not been immune to these difficult and, in some ways, unprecedented times. However, today’s challenges have only strengthened our resolve to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended November 30, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 71 funds in the Fund’s Lipper category, and excluding sales charges.

IV	Legg Mason Partners Adjustable Rate Income Fund

choices. And rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

January 9, 2009

Legg Mason Partners Adjustable Rate Income Fund	V

Letter from the chairman continued

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Investments in bonds are subject to interest rate and credit risks. High-yield bonds are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund is subject to fluctuations in yield and share price as interest rates rise and fall. The Fund may engage in active and frequent trading to achieve its principal investment strategies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]	The Citigroup High Yield Market Index is a broad-based unmanaged index of high-yield securities.

vi

The Citigroup 6-Month U.S. Treasury Bill Index performance is an average of the last six 6-Month Treasury Bill issues. 6-Month U.S. Treasury Bills are guaranteed by the U.S. government and provide a fixed rate of return when held to maturity.

VI	Legg Mason Partners Adjustable Rate Income Fund

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments — November 30, 2008

Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2008 and held for the six months ended November 30, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN WITHOUT SALES CHARGES[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIOS	EXPENSES PAID DURING THE PERIOD[3]
Class A	(14.41)%	$1,000.00	$855.90	0.86%	$4.00
Class B	(14.73)	1,000.00	852.70	1.48	6.87
Class C	(14.63)	1,000.00	853.70	1.42	6.60
Class I	(14.34)	1,000.00	856.60	0.60	2.79

[1]	For the six months ended November 30, 2008.

[2]

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2	Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIOS	EXPENSES PAID DURING THE PERIOD[2]
Class A	5.00%	$1,000.00	$1,020.76	0.86%	$4.36
Class B	5.00	1,000.00	1,017.65	1.48	7.49
Class C	5.00	1,000.00	1,017.95	1.42	7.18
Class I	5.00	1,000.00	1,022.06	0.60	3.04

[1]	For the six months ended November 30, 2008.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report	3

Schedule of investments (unaudited)

November 30, 2008

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND
FACE AMOUNT	SECURITY	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS — 36.7%
$5,162,673	American Home Mortgage Assets, 1.605% due 10/25/46(a)	$1,667,664
	Banc of America Mortgage Securities Inc.:
44,724	6.497% due 3/25/33(a)	43,682
3,018,970	4.446% due 2/25/35(a)	2,021,438
	Bear Stearns Alternate-A Trust:
324,471	2.235% due 11/25/34(a)	121,981
970,779	1.645% due 4/25/35(a)	411,928
	Bear Stearns ARM Trust:
956,111	6.455% due 2/25/35(a)	615,695
2,915,332	4.760% due 8/25/35(a)	1,440,952
2,954,439	Bear Stearns Asset-Backed Securities Inc., 1.995% due 10/25/33(a)	2,432,289
1,428,016	Bear Stearns Second Lien Trust, 1.615% due 12/25/36(a)(b)	885,537
	Countrywide Home Loan Mortgage Pass-Through Trust:
2,736,311	1.895% due 12/25/17(a)	2,669,587
3,110,995	1.845% due 7/25/18(a)	3,085,353
1,328,507	5.115% due 9/25/33(a)	1,057,776
1,675,989	Deutsche Mortgage Securities Inc., 1.845% due 6/25/34(a)	1,305,743
	Federal Home Loan Mortgage Corp. (FHLMC):
580,114	1.873% due 11/15/26(a)(c)	577,256
573,892	3.506% due 6/1/28(a)(c)	570,249
	Federal National Mortgage Association (FNMA):
2,750,834	1.695% due 10/25/35(a)(c)	2,594,843
	Grantor Trust:
451,340	5.638% due 1/25/28(a)(c)	374,890
3,541,090	5.770% due 3/25/42(a)(c)	3,077,716
4,226,532	5.673% due 8/25/43(a)(c)	3,432,387
	REMIC Trust:
1,196,464	3.678% due 3/25/27(a)(c)	985,551
4,282,709	PAC, 1.795% due 8/25/33(a)(c)	4,102,489
	Whole Loan:
591,895	1.795% due 5/25/42(a)(c)	568,320
3,306,872	5.638% due 8/25/42(a)(c)	2,955,523
1,337,105	First Horizon Alternative Mortgage Securities, 5.648% due 2/25/36(a)	657,246
836,083	First Republican Mortgage Loan Trust, 4.644% due 6/25/30(a)	834,778
1,934,518	First Union-Lehman Brothers Commercial Mortgage Trust, IO, 1.739% due 4/18/29(a)(d)	77,584
688,602	GS Mortgage Securities Corp. II, 1.711% due 3/20/23(a)(b)	525,043

See Notes to Financial Statements.

4	Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Harborview Mortgage Loan Trust:
$1,682,231	1.734% due 6/19/34(a)	$1,321,958
4,668,885	1.684% due 11/19/36(a)	1,959,406
124,740	IMPAC CMB Trust, 2.395% due 10/25/33(a)	108,686
519,922	IMPAC Secured Assets Corp., 1.795% due 11/25/34(a)	232,012
2,899,386	Indymac Index Mortgage Loan Trust, 5.361% due 10/25/35(a)	1,495,266
1,046,640	JPMorgan Commercial Mortgage Finance Corp., IO, 1.139% due 9/15/29(a)(d)	22,460
3,753,308	LB Commercial Conduit Mortgage Trust, IO, 0.831% due 10/15/35(a)(d)	57,936
679,873	Lehman Structured Securities Corp., 1.751% due 9/26/45(a)(b)	647,990
537,601	MASTR ARM Trust, 5.730% due 12/25/33(a)	272,389
2,748,793	Merrill Lynch Mortgage Investors Inc., 4.487% due 2/25/35(a)	2,088,224
39,824	MLCC Mortgage Investors Inc., 1.803% due 3/15/25(a)	31,891
1,421,942	New York Mortgage Trust Inc., 1.725% due 8/25/35(a)	1,078,198
	Residential Accredit Loans Inc.:
1,976,658	1.735% due 12/25/33(a)	1,638,393
3,900,000	1.600% due 9/25/46(a)	1,448,637
	Residential Asset Securitization Trust:
2,075,831	1.895% due 6/25/33(a)	1,864,065
	PAC:
1,742,790	1.845% due 11/25/33(a)	1,423,552
1,565,565	1.795% due 5/25/34(a)	1,186,080
2,811,764	Residential Funding Mortgage Securities I Trust, 1.795% due 6/25/33(a)	2,505,378
	Sequoia Mortgage Trust:
762,734	4.512% due 9/20/32(a)	527,277
581,729	2.113% due 6/20/33(a)	414,491
	Structured ARM Loan Trust:
327,926	1.705% due 2/25/34(a)	253,578
747,851	6.203% due 3/25/34(a)	539,426
1,106,015	3.984% due 11/25/34(a)	656,660
	Structured Asset Mortgage Investments Inc.:
1,211,956	1.995% due 7/25/32(a)	1,080,073
635,110	6.045% due 8/25/35(a)	304,872
1,190,504	1.775% due 12/27/35(a)	526,467
1,870,888	5.137% due 12/27/35(a)	1,444,851
1,240,016	1.595% due 9/25/47(a)	1,017,390
	Structured Asset Securities Corp.:
1,588,640	1.935% due 3/25/28(a)	1,347,353
3,127,378	2.335% due 8/25/28(a)	2,624,999

See Notes to Financial Statements.

Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report	5

Schedule of investments (unaudited) continued

November 30, 2008

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND
FACE AMOUNT	SECURITY	VALUE

$338,668	5.267% due 6/25/32(a)	$283,168
238,452	6.193% due 9/25/32(a)	236,347
1,417,730	1.895% due 4/25/33(a)	1,139,371
2,229,644	6.024% due 6/25/35(a)(b)(e)	2,006,680
254,946	Thornburg Mortgage Securities Trust, 1.845% due 3/25/44(a)	229,837
1,975,196	Wachovia Mortgage Loan Trust LLC, 5.405% due 8/20/35(a)	1,331,641
	Washington Mutual Alternative Mortgage Pass-Through Certificates:
1,664,470	3.635% due 5/25/46(a)	672,420
2,039,302	3.625% due 8/25/46(a)	881,042
	Washington Mutual Inc.:
2,742,802	2.545% due 6/25/33(a)	2,020,857
1,754,295	5.930% due 9/25/36(a)	1,021,861
986,523	3.879% due 4/25/44(a)	592,155
1,413,935	Washington Mutual Mortgage Pass-Through Certificates, 5.630% due 11/25/30(a)	973,767
	Wells Fargo Mortgage Backed Securities Trust:
2,976,512	4.615% due 11/25/34(a)	2,675,349
	PAC:
2,541,443	1.795% due 5/25/33(a)	2,316,297
818,230	4.500% due 6/25/33	816,293
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $119,613,646)	86,410,543
ASSET-BACKED SECURITIES — 9.9%
FINANCIALS — 9.9%
	Diversified Financial Services — 1.0%
	Business Loan Express:
1,623,572	1.975% due 1/25/28(a)(b)	943,608
642,769	2.045% due 6/25/28(a)(b)	144,201
968,789	1.945% due 7/25/28(a)(b)	735,593
1,452,056	2.373% due 5/15/29(a)(b)	646,849
	Total Diversified Financial Services	2,470,251
	Home Equity — 8.9%
	Amortizing Residential Collateral Trust:
3,058,792	2.095% due 7/25/32(a)	2,010,237
356,422	2.095% due 8/25/32(a)	257,678
	Bear Stearns Asset-Backed Securities Inc.:
2,413,874	1.875% due 10/25/33(a)	2,098,669
527,099	1.845% due 12/25/33(a)	393,217
245,925	Cendant Mortgage Corp., 1.945% due 7/25/43(a)(b)	239,938
2,547,738	GSAMP Trust, 1.695% due 5/25/36(a)(b)	1,579,598

See Notes to Financial Statements.

6	Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Home Equity — 8.9% continued
$5,889,000	New Century Home Equity Loan Trust, 2.015% due 8/25/34(a)	$3,638,949
1,026,294	NovaStar Home Equity Loan Trust, 2.820% due 5/25/33(a)	700,443
	Renaissance Home Equity Loan Trust:
988,111	1.825% due 6/25/33(a)	715,757
917,357	1.835% due 8/25/33(a)	667,933
3,339,760	1.895% due 12/25/33(a)	2,585,293
	SACO I Trust:
436,537	1.655% due 9/25/35(a)	151,879
1,350,588	1.545% due 4/25/36(a)	274,739
843,207	1.655% due 6/25/36(a)	472,787
2,870,984	Saxon Asset Securities Trust, 2.095% due 6/25/33(a)	2,308,577
118,169	Specialty Underwriting & Residential Finance Trust, 2.075% due 1/25/34(a)	86,807
802,694	Structured Asset Investment Loan Trust, 2.075% due 1/25/33(a)	584,191
2,982,496	Truman Capital Mortgage Loan Trust, 1.825% due 3/25/37(a)(b)(e)	2,167,051
	Total Home Equity	20,933,743
	TOTAL ASSET-BACKED SECURITIES (Cost — $35,393,059)	23,403,994
CORPORATE BONDS & NOTES — 7.6%
CONSUMER DISCRETIONARY — 1.8%
	Auto Components — 0.0%
	Visteon Corp., Senior Notes:
30,000	8.250% due 8/1/10	9,450
77,000	12.250% due 12/31/16(b)	13,475
	Total Auto Components	22,925
	Automobiles — 0.8%
2,000,000	DaimlerChrysler NA, Holding Corp., Medium-Term Notes, 3.643% due 8/3/09(a)	1,789,514
	Diversified Consumer Services — 0.0%
20,000	Service Corp. International, Senior Notes, 7.500% due 4/1/27	12,700
	Hotels, Restaurants & Leisure — 0.1%
25,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14(f)	188
15,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	11,175
100,000	MGM MIRAGE Inc., Senior Notes, 5.875% due 2/27/14	51,500
40,000	Station Casinos Inc., Senior Notes, 7.750% due 8/15/16	12,400
	Total Hotels, Restaurants & Leisure	75,263
	Internet & Catalog Retail — 0.0%
5,000	Expedia Inc., Senior Notes, 8.500% due 7/1/16(b)	3,075

See Notes to Financial Statements.

Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report	7

Schedule of investments (unaudited) continued

November 30, 2008

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Media — 0.9%
$50,000	Affinion Group Inc., Senior Subordinated Notes, 11.500% due 10/15/15	$29,500
155,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	41,850
180,000	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14	129,150
25,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	2,187
100,000	R.H. Donnelley Corp., Senior Notes, 8.875% due 10/15/17	13,500
30,000	TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15(b)	16,350
2,000,000	Viacom Inc., Senior Notes, 3.169% due 6/16/09(a)	1,912,346
	Total Media	2,144,883
	Multiline Retail — 0.0%
40,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17(g)	32,300
	Neiman Marcus Group Inc.:
20,000	Senior Notes, 9.000% due 10/15/15(g)	8,600
20,000	Senior Subordinated Notes, 10.375% due 10/15/15	7,600
	Total Multiline Retail	48,500
	Specialty Retail — 0.0%
30,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	15,000
	Textiles, Apparel & Luxury Goods — 0.0%
17,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	12,155
	TOTAL CONSUMER DISCRETIONARY	4,124,015
CONSUMER STAPLES — 0.0%
	Tobacco — 0.0%
	Alliance One International Inc., Senior Notes:
10,000	8.500% due 5/15/12	7,550
20,000	11.000% due 5/15/12	16,900
	TOTAL CONSUMER STAPLES	24,450
ENERGY — 1.0%
	Energy Equipment & Services — 0.1%
35,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	22,225
170,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14	119,425
	Total Energy Equipment & Services	141,650
	Oil, Gas & Consumable Fuels — 0.9%
1,900,000	Anadarko Petroleum Corp., Senior Notes, 3.219% due 9/15/09(a)	1,821,479
35,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	24,675
90,000	Chesapeake Energy Corp., Senior Notes, 7.250% due 12/15/18	63,450
140,000	El Paso Corp., Senior Subordinated Notes, 7.000% due 6/15/17	100,379

See Notes to Financial Statements.

8	Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Oil, Gas & Consumable Fuels — 0.9% continued
$70,000	Enterprise Products Operating LP, Subordinated Notes, 7.034% due 1/15/68(a)	$36,449
35,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	27,125
	OPTI Canada Inc., Senior Secured Notes:
30,000	7.875% due 12/15/14	11,550
50,000	8.250% due 12/15/14	19,750
25,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	18,625
15,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14(b)	9,375
	Williams Cos. Inc., Notes:
40,000	6.443% due 5/1/09(a)(b)	39,855
80,000	8.750% due 3/15/32	58,517
	Total Oil, Gas & Consumable Fuels	2,231,229
	TOTAL ENERGY	2,372,879
FINANCIALS — 2.6%
	Capital Markets — 0.7%
2,000,000	Kaupthing Bank HF, Senior Notes, 5.750% due 10/4/11(b)(f)	130,000
1,470,000	Merrill Lynch & Co. Inc., Medium-Term Notes, 4.018% due 5/20/09(a)	1,427,743
	Total Capital Markets	1,557,743
	Commercial Banks — 1.3%
2,500,000	Glitnir Banki HF, Bond, 5.829% due 1/18/12(a)(b)(f)	100,000
	HSBC Bank PLC, (Credit Linked to JSC Bank TuranAlem), Medium-Term Notes:
2,000,000	7.333% due 7/20/12(a)(b)	1,003,800
100,000	7.468% due 8/20/12(a)	53,130
100,000	7.718% due 8/20/12(a)	53,580
2,000,000	Landsbanki Islands HF, Senior Notes, 6.059% due 8/25/09(a)(b)(f)	30,000
970,000	Russian Agricultural Bank, Loan Participation Notes, 6.300% due 5/15/17(b)	504,206
690,000	TuranAlem Finance BV, Bonds, 5.434% due 1/22/09(a)(b)	628,763
880,000	VTB Capital SA, Loan Participation Notes, 4.559% due 11/2/09(a)(b)	778,848
	Total Commercial Banks	3,152,327
	Diversified Financial Services — 0.6%
90,000	AAC Group Holding Corp., Senior Discount Notes, 10.250% due 10/1/12(b)	75,150
30,000	Leucadia National Corp., Senior Notes, 8.125% due 9/15/15	26,175
750,000	Merna Reinsurance Ltd., Subordinated Notes, 5.512% due 7/7/10(a)(b)	695,025

See Notes to Financial Statements.

Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report	9

Schedule of investments (unaudited) continued

November 30, 2008

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Diversified Financial Services — 0.6% continued
$1,800,000	Residential Capital LLC, Senior Secured Notes, 8.500% due 5/15/10(b)	$531,000
	Total Diversified Financial Services	1,327,350
	Real Estate Management & Development — 0.0%
70,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15	11,550
	TOTAL FINANCIALS	6,048,970
HEALTH CARE — 0.3%
	Health Care Equipment & Supplies — 0.0%
10,000	Advanced Medical Optics Inc., Senior Subordinated Notes, 7.500% due 5/1/17	5,550
	Health Care Providers & Services — 0.3%
65,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	56,550
276,000	HCA Inc., Senior Secured Notes, 9.625% due 11/15/16(g)	199,410
	Tenet Healthcare Corp., Senior Notes:
371,000	9.875% due 7/1/14	268,975
189,000	9.250% due 2/1/15	137,025
5,000	Universal Hospital Services Inc., Senior Secured Notes, 8.500% due 6/1/15(g)	3,825
53,000	US Oncology Holdings Inc., Senior Notes, 8.334% due 3/15/12(a)(g)	33,655
	Total Health Care Providers & Services	699,440
	Pharmaceuticals — 0.0%
90,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12(d)(f)	4,725
	TOTAL HEALTH CARE	709,715
INDUSTRIALS — 0.2%
	Aerospace & Defense — 0.0%
35,000	Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15(g)	14,525
	Airlines — 0.0%
70,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15(b)	49,350
	Building Products — 0.1%
220,000	Associated Materials Inc., Senior Discount Notes, step bond to yield 16.822% due 3/1/14	113,300
	Commercial Services & Supplies — 0.0%
40,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	34,000
50,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	24,750
	Total Commercial Services & Supplies	58,750

See Notes to Financial Statements.

10	Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Industrial Conglomerates — 0.0%
	Sequa Corp., Senior Notes:
$10,000	11.750% due 12/1/15(b)	$4,450
10,337	13.500% due 12/1/15(b)(g)	3,980
	Total Industrial Conglomerates	8,430
	Road & Rail — 0.0%
80,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	32,400
	Trading Companies & Distributors — 0.1%
100,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16(b)	58,500
40,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	21,000
65,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14(b)	25,025
	Total Trading Companies & Distributors	104,525
	Transportation Infrastructure — 0.0%
55,000	Swift Transportation Co., Senior Secured Notes, 9.899% due 5/15/15(a)(b)	6,600
	TOTAL INDUSTRIALS	387,880
INFORMATION TECHNOLOGY — 0.0%
	IT Services — 0.0%
20,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15(b)(g)	9,650
60,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	35,100
	TOTAL INFORMATION TECHNOLOGY	44,750
MATERIALS — 0.1%
	Chemicals — 0.0%
	Georgia Gulf Corp., Senior Notes:
10,000	9.500% due 10/15/14	3,350
45,000	10.750% due 10/15/16	13,050
20,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12(e)	18,000
	Total Chemicals	34,400
	Containers & Packaging — 0.0%
35,000	Graham Packaging Co. Inc., Senior Notes, 8.500% due 10/15/12	25,725
30,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	20,850
30,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15(b)	20,700
	Total Containers & Packaging	67,275
	Metals & Mining — 0.1%
100,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	71,094
30,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	18,600
20,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	11,700

See Notes to Financial Statements.

Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report	11

Schedule of investments (unaudited) continued

November 30, 2008

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Metals & Mining — 0.1% continued
$40,000	Ryerson Inc., Senior Secured Notes, 12.250% due 11/1/15(b)	$25,000
15,000	Steel Dynamics Inc., Senior Notes, 7.375% due 11/1/12	11,175
20,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15	10,100
	Total Metals & Mining	147,669
	Paper & Forest Products — 0.0%
50,000	Appleton Papers Inc., Senior Notes, 8.125% due 6/15/11	32,500
60,000	NewPage Corp., Senior Secured Notes, 9.443% due 5/1/12(a)	31,800
30,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	19,950
	Total Paper & Forest Products	84,250
	TOTAL MATERIALS	333,594
TELECOMMUNICATION SERVICES — 1.1%
	Diversified Telecommunication Services — 0.4%
	Citizens Communications Co.:
30,000	Debentures, 7.050% due 10/1/46	12,450
10,000	Senior Notes, 7.875% due 1/15/27	4,950
210,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	170,100
100,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	83,500
65,000	Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14	34,450
60,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16(b)	43,800
200,000	Qwest Communications International Inc., Senior Notes, 5.649% due 2/15/09(a)	199,000
180,000	Qwest Corp., Notes, 6.069% due 6/15/13(a)	126,900
280,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	198,800
130,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	102,050
	Total Diversified Telecommunication Services	976,000
	Wireless Telecommunication Services — 0.7%
5,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	4,125
2,000,000	Vodafone Group PLC, Notes, 2.476% due 2/27/12(a)	1,604,394
	Total Wireless Telecommunication Services	1,608,519
	TOTAL TELECOMMUNICATION SERVICES	2,584,519
UTILITIES — 0.5%
	Electric Utilities — 0.0%
30,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	29,250
	Independent Power Producers & Energy Traders — 0.5%
	AES Corp., Senior Notes:
220,000	7.750% due 10/15/15	155,650
110,000	8.000% due 10/15/17	76,450

See Notes to Financial Statements.

12	Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Independent Power Producers & Energy Traders — 0.5% continued
$140,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	$93,800
	Edison Mission Energy, Senior Notes:
20,000	7.200% due 5/15/19	14,700
30,000	7.625% due 5/15/27	20,550
1,300,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17(b)(g)	698,750
125,234	Mirant Mid Atlantic LLC, Pass-Through Certificates, 9.125% due 6/30/17	107,576
70,000	NRG Energy Inc., Senior Notes, 7.375% due 1/15/17	56,700
	Total Independent Power Producers & Energy Traders	1,224,176
	TOTAL UTILITIES	1,253,426
	TOTAL CORPORATE BONDS & NOTES (Cost — $30,648,133)	17,884,198
COLLATERALIZED SENIOR LOANS — 9.6%
CONSUMER DISCRETIONARY — 3.9%
	Auto Components — 0.3%
973,871	Allison Transmission Inc., Term Loan B, 5.329% due 8/7/14(a)	595,453
	Diversified Consumer Services — 0.6%
970,615	Education Management, Term Loan C, 5.563% due 6/15/13(a)	653,345
990,000	Thomson Learning Hold, Term Loan B, 6.200% due 7/15/14(a)	668,869
	Total Diversified Consumer Services	1,322,214
	Hotels, Restaurants & Leisure — 1.1%
	Aramark Corp.:
58,426	Letter of Credit Facility Deposits, 2.025% due 1/31/14(a)	46,799
919,664	Term Loan, 4.676% due 1/31/14(a)	736,651
	Golden Nugget Inc.:
363,636	Delayed Draw Term Loan, 4.782% due 6/8/14(a)	141,818
636,364	First Lien Term Loan, 4.968% due 6/14/14(a)	248,182
989,500	Las Vegas Sands LLC, Term Loan, 4.560% due 5/8/14(a)	493,651
987,500	Six Flags, Term Loan B, 6.238% due 5/31/13(a)	615,953
970,155	Tropicana Entertainment, Term Loan B, 8.250% due 12/15/11(a)	282,315
	Total Hotels, Restaurants & Leisure	2,565,369
	Media — 1.1%
992,500	Charter Communications, Term Loan B, 4.800% due 3/15/14(a)	673,866
989,950	Idearc Inc., Term Loan B, Senior Notes, 4.786% due 11/1/14(a)	333,048
971,500	LodgeNet Entertainment Corp., Term Loan B, 4.810% due 4/4/14(a)	519,752
	Univision Communications Inc., Term Loan B:
33,557	5.149% due 9/15/14(a)	15,252
966,443	5.029% due 9/15/14(a)	439,248
1,000,000	UPC Broadband Holding BV, Term Loan N, 5.470% due 3/30/14(a)	721,000
	Total Media	2,702,166

See Notes to Financial Statements.

Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report	13

Schedule of investments (unaudited) continued

November 30, 2008

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Multiline Retail — 0.3%
$1,000,000	Neiman Marcus Group Inc., Term Loan B, 4.422% due 3/13/13(a)	$634,531
	Specialty Retail — 0.5%
987,469	Amscan Holdings Inc. Term Loan B, 4.870% due 5/1/13(a)	728,258
987,406	Michaels Stores Inc., Term Loan B, 5.583% due 10/31/13(a)	496,172
	Total Specialty Retail	1,224,430
	TOTAL CONSUMER DISCRETIONARY	9,044,163
CONSUMER STAPLES — 0.8%
	Food Products — 0.6%
987,310	Bolthouse Farms Inc., Term Loan B, 5.063% due 12/16/12(a)	782,443
	Dole Food Co.:
94,090	Credit-Linked Deposit, 2.658% due 4/1/13(a)	67,510
165,002	Tranche B Term Loan, 6.330% due 4/12/13(a)	118,389
689,797	Tranche C Term Loan, 4.809% due 4/12/13(a)	494,929
	Total Food Products	1,463,271
	Household Products — 0.2%
925,583	Yankee Candle, Term Loan B, 4.476% due 1/15/14(a)	506,757
	TOTAL CONSUMER STAPLES	1,970,028
ENERGY — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
	Ashmore Energy International:
95,952	Synthetic Revolving Credit Facility, 4.730% due 3/30/14(a)	61,409
864,936	Term Loan, 5.801% due 3/30/14(a)	501,663
	TOTAL ENERGY	563,072
FINANCIALS — 0.8%
	Diversified Financial Services — 0.8%
992,500	Chrysler Financial, Term Loan B, 6.800% due 8/3/12(a)	542,567
938,306	Iconix, Term Loan B, 5.060% due 5/1/14(a)	699,038
987,386	Sally Holdings LLC, Term Loan B, 5.245% due 11/15/13(a)	738,380
	TOTAL FINANCIALS	1,979,985
HEALTH CARE — 1.9%
	Health Care Equipment & Supplies — 0.3%
	Bausch & Lomb Inc.:
796,000	Term Loan, 5.946% due 4/11/15(a)	583,733
200,000	Term Loan B, 5.419% due 4/11/15(a)	146,667
	Total Health Care Equipment & Supplies	730,400
	Health Care Providers & Services — 1.6%
	Community Health Systems Inc.:
61,872	Delayed Draw Term Loan, zero coupon due 7/2/14	45,688
907,024	Term Loan B, 4.007% due 7/2/14(a)	669,781

See Notes to Financial Statements.

14	Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Health Care Providers & Services — 1.6% continued
$987,437	HCA Inc., Term Loan B, 6.012% due 11/1/13(a)	$742,738
942,994	Health Management Association, Term Loan B, 4.551% due 1/16/14(a)	641,236
	IASIS Healthcare LLC:
63,704	Credit-Linked Deposit, 7.340% due 5/1/14(a)	48,296
238,293	Delayed Draw Term Loan, 5.704% due 5/3/14(a)	180,656
688,666	Term Loan, 5.700% due 5/1/14(a)	522,095
987,562	Vanguard Health, Term Loan B, 5.369% due 5/18/11(a)	817,208
	Total Health Care Providers & Services	3,667,698
	TOTAL HEALTH CARE	4,398,098
INDUSTRIALS — 0.6%
	Aerospace & Defense — 0.3%
	Dubai Aerospace Enterprise, Term Loan:
283,871	6.551% due 7/31/14(a)	168,903
287,234	6.585% due 7/31/14(a)	170,904
757,904	Hawker Beechcraft, Term Loan B, 4.969% due 3/26/14(a)	410,893
	Total Aerospace & Defense	750,700
	Commercial Services & Supplies — 0.3%
989,975	US Investigations Services Inc., Term Loan B, 5.551% due 2/21/15(a)	675,658
	TOTAL INDUSTRIALS	1,426,358
INFORMATION TECHNOLOGY — 0.3%
	IT Services — 0.3%
990,000	First Data Corp., Term Loan, 5.738% due 10/15/14(a)	676,637
MATERIALS — 0.3%
	Paper & Forest Products — 0.3%
949,383	Georgia-Pacific Corp., Term Loan, 4.480% due 12/23/13(a)	735,376
TELECOMMUNICATION SERVICES — 0.4%
	Diversified Telecommunication Services — 0.4%
987,342	Cablevision Systems Corp., Term Loan B, 4.206% due 3/30/13(a)	824,705
UTILITIES — 0.4%
	Electric Utilities — 0.3%
990,000	TXU Corp., Term Loan B, 6.133% due 10/10/14(a)	675,056
	Independent Power Producers & Energy Traders — 0.1%
422,511	NRG Energy Inc., Term Loan, 5.262% due 2/1/13(a)	353,853
	TOTAL UTILITIES	1,028,909
	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $33,937,075)	22,647,331

See Notes to Financial Statements.

Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report	15

Schedule of investments (unaudited) continued

November 30, 2008

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND
FACE AMOUNT	SECURITY	VALUE

MORTGAGE-BACKED SECURITIES — 17.0%
	FHLMC — 2.7%
	Federal Home Loan Mortgage Corp. (FHLMC):
$3,200,000	Gold, 5.500% due 12/11/38(c)(h)	$3,247,501
3,021,160	One Year CMT ARM, 6.043% due 3/1/33(a)(c)	3,036,469
	Total FHLMC	6,283,970
	FNMA — 14.3%
	Federal National Mortgage Association (FNMA):
1,476,145	5.987% due 5/1/36(a)(c)	1,508,211
608,910	5.233% due 4/1/25(a)(c)	604,066
7,510,027	5.500% due 6/1/36(c)	7,658,970
18,700,000	5.000% due 12/11/38-1/13/39(c)(h)	18,823,145
4,950,000	5.500% due 12/11/38(c)(h)	5,032,759
	Total FNMA	33,627,151
	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $39,192,991)	39,911,121
SOVEREIGN BOND — 0.7%
	Russia — 0.7%
1,945,300	Russian Federation, 7.500% due 3/31/30(b) (Cost — $2,191,857)	1,663,232
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 28.2%
	U.S. Government Agencies — 28.2%
	Federal Home Loan Bank (FHLB):
18,400,000	2.318% due 2/10/10(a)	18,369,254
1,270,000	Bonds, 3.346% due 1/28/09(a)	1,272,248
	Federal Home Loan Mortgage Corp. (FHLMC):
	3/1 Hybrid ARM:
76,535	5.875% due 8/1/29(a)(c)	77,562
495,075	5.206% due 8/1/32(a)(c)	490,789
35,091	5.600% due 8/1/32(a)(c)	35,084
	5/1 Hybrid ARM:
246,878	5.734% due 12/1/26(a)(c)	248,280
434,007	5.300% due 7/1/29(a)(c)	432,019
122,144	5.479% due 7/1/29(a)(c)	123,327
1,619,991	3.625% due 7/1/33(a)(c)	1,592,850
	Five Year CMT ARM:
185,035	7.935% due 8/1/25(a)(c)	191,681
46,187	6.383% due 12/1/30(a)(c)	48,886
	Gold Fifteen Year:
8,806	6.000% due 3/1/09(c)	8,817
2,590	6.000% due 4/1/09(c)	2,599

See Notes to Financial Statements.

16	Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	U.S. Government Agencies — 28.2% continued
$2,000	6.000% due 7/1/09(c)	$2,022
22,871	6.000% due 3/1/11(c)	23,328
41,383	6.000% due 5/1/11(c)	42,211
52,635	6.000% due 6/1/11(c)	53,815
463,334	6.000% due 4/1/17(c)	472,634
167,191	6.000% due 5/1/17(c)	170,548
106,579	6.000% due 6/1/17(c)	108,719
6,186	Gold Thirty Year, 6.500% due 4/1/29(c)	6,427
	One Year CMT ARM:
255,296	5.420% due 12/1/23(a)(c)	253,968
194,358	5.642% due 2/1/24(a)(c)	196,524
985,541	5.341% due 4/1/26(a)(c)	989,866
1,665,017	5.527% due 6/1/29(a)(c)	1,664,939
404,826	5.387% due 7/1/29(a)(c)	404,307
312,080	5.479% due 3/1/31(a)(c)	311,478
6,323	5.075% due 5/1/31(a)(c)	6,231
651,983	4.948% due 10/1/33(a)(c)	645,567
1,938,430	One Year LIBOR, 4.551% due 5/1/33(a)(c)	1,934,302
81,818	Six Month LIBOR, 5.727% due 7/1/27(a)(c)	82,000
183,435	Three Year CMT ARM, 5.039% due 12/1/30(a)(c)	184,966
	Federal National Mortgage Association (FNMA):
1,282,116	11th District COFI, 5.523% due 2/1/31(a)(c)	1,279,722
120,369	Fifteen Year, 5.500% due 3/1/11(c)	123,617
704,461	Five Year CMT ARM, 6.339% due 5/1/30(a)(c)	745,394
	One Year CMT ARM:
367,458	5.506% due 11/1/18(a)(c)	364,576
120,407	5.927% due 4/1/20(a)(c)	119,886
145,157	5.801% due 7/1/21(a)(c)	146,049
78,314	5.450% due 8/1/22(a)(c)	77,716
98,844	5.669% due 7/1/23(a)(c)	97,486
200,694	4.136% due 8/1/23(a)(c)	199,813
270,330	5.509% due 2/1/24(a)(c)	270,451
90,687	5.437% due 12/1/25(a)(c)	90,557
235,945	5.291% due 1/1/27(a)(c)	236,499
384,935	5.302% due 7/1/27(a)(c)	379,716
210,361	5.230% due 8/1/27(a)(c)	210,311
54,576	5.119% due 2/1/28(a)(c)	54,182
163,159	5.319% due 3/1/28(a)(c)	161,540
436,863	5.678% due 2/1/29(a)(c)	433,135

See Notes to Financial Statements.

Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report	17

Schedule of investments (unaudited) continued

November 30, 2008

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	U.S. Government Agencies — 28.2% continued
$677,094	5.730% due 8/1/29(a)(c)	$675,835
435,331	5.332% due 11/1/29(a)(c)	431,682
280,763	6.568% due 1/1/30(a)(c)	280,544
1,070,166	5.767% due 12/1/30(a)(c)	1,049,787
229,694	5.883% due 1/1/31(a)(c)	228,690
282,577	5.112% due 2/1/31(a)(c)	281,160
239,012	5.527% due 3/1/31(a)(c)	239,274
146,033	4.904% due 4/1/31(a)(c)	144,380
432,424	5.800% due 4/1/31(a)(c)	439,278
314,532	5.148% due 7/1/31(a)(c)	314,684
1,029,363	4.711% due 9/1/31(a)(c)	1,015,196
196,953	5.826% due 9/1/31(a)(c)	204,217
480,964	4.326% due 10/1/31(a)(c)	480,281
199,181	5.340% due 3/1/32(a)(c)	200,086
70,894	4.875% due 6/1/32(a)(c)	70,195
646,512	5.952% due 7/1/32(a)(c)	654,438
649,811	4.820% due 9/1/32(a)(c)	646,264
167,264	5.165% due 11/1/32(a)(c)	166,376
1,338,618	6.104% due 12/1/32(a)(c)	1,326,011
301,177	6.040% due 1/1/33(a)(c)	300,862
324,545	6.465% due 1/1/33(a)(c)	327,369
1,136,031	4.696% due 5/1/33(a)(c)	1,122,688
297,606	One Year LIBOR, 4.890% due 8/1/32(a)(c)	298,360
	Six Month CD ARM:
548,443	4.669% due 12/1/20(a)(c)	546,377
32,755	6.059% due 6/1/24(a)(c)	33,148
309,088	6.163% due 7/1/24(a)(c)	312,874
415,293	5.510% due 9/1/24(a)(c)	421,334
1,078,039	5.732% due 9/1/24(a)(c)	1,083,909
	Six Month LIBOR:
81,390	4.625% due 11/1/31(a)(c)	80,398
654,570	5.697% due 1/1/33(a)(c)	669,756
699,542	4.644% due 4/1/33(a)(c)	709,305
1,870,506	4.265% due 5/1/33(a)(c)	1,887,043
1,629,934	4.515% due 6/1/33(a)(c)	1,638,130
	Three Year CMT ARM:
123,317	6.475% due 9/1/21(a)(c)	126,504
1,849,250	6.522% due 6/1/30(a)(c)	1,901,046

See Notes to Financial Statements.

18	Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	U.S. Government Agencies — 28.2% continued
$49	Government National Mortgage Association (GNMA), Fifteen Year, 6.000% due 12/15/08	$49
	Government National Mortgage Association (GNMA) II, One Year CMT ARM:
179,211	5.375% due 2/20/16(a)	180,536
245,940	5.375% due 6/20/17(a)	246,276
738,624	4.625% due 9/20/20(a)	741,885
396,756	5.375% due 3/20/21(a)	396,768
1,307,263	5.375% due 6/20/22(a)	1,299,222
314,086	4.625% due 8/20/22(a)	311,679
816,449	5.125% due 10/20/22(a)	811,614
409,586	5.125% due 11/20/22(a)	407,131
164,722	5.125% due 12/20/22(a)	163,616
286,013	5.375% due 5/20/23(a)	283,793
201,694	6.375% due 1/20/24(a)	199,673
465,060	5.375% due 3/20/24(a)	460,176
237,768	5.375% due 5/20/26(a)	235,373
513,021	4.625% due 9/20/27(a)	506,612
478,433	5.125% due 10/20/27(a)	474,015
683,761	5.375% due 4/20/32(a)	673,597
244,449	5.375% due 5/20/32(a)	240,805
1,555,837	4.625% due 7/20/32(a)	1,533,055
1,176,652	4.625% due 8/20/32(a)	1,159,394
243,371	4.625% due 9/20/32(a)	239,691
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $66,815,043)	66,310,339
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $327,791,804)	258,230,758
SHORT-TERM INVESTMENTS — 1.9%
	U.S. Government Agencies — 0.9%
	Federal National Mortgage Association (FNMA), Discount Notes:
1,715,000	0.150% - 0.350% due 12/15/08(c)(i)(j)	1,714,779
300,000	0.105% due 12/17/08(c)(i)(j)	299,986
70,000	0.651% due 1/27/09(c)(i)(j)	69,928
	Total U.S. Government Agencies (Cost — $2,084,693)	2,084,693

See Notes to Financial Statements.

Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report	19

Schedule of investments (unaudited) continued

November 30, 2008

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Repurchase Agreement — 1.0%
$2,352,000	Morgan Stanley tri-party repurchase agreement dated 11/28/08, 0.180% due 12/1/08; Proceeds at maturity — $2,352,035; (Fully collateralized by various U.S. government agency obligations, 4.830% to 5.150% due 4/14/15 to 1/23/17; Market value — $2,434,026) (Cost — $2,352,000)	$2,352,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $4,436,693)	4,436,693
	TOTAL INVESTMENTS — 111.6% (Cost — $332,228,497#)	262,667,451
	Liabilities in Excess of Other Assets — (11.6)%	(27,269,877)
	TOTAL NET ASSETS — 100.0%	$235,397,574

(a)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2008.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into Conservatorship.

(d)	Illiquid security.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).

(f)	Security is currently in default.

(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(h)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(i)	Rate shown represents yield-to-maturity.

(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARM	—Adjustable Rate Mortgage	LIBOR	—London Interbank Offered Rate
CD	—Certificate of Deposit	MASTR	—Mortgage Asset Securitization Transactions Inc.
CMT	—Constant Maturity Treasury	MLCC	—Merrill Lynch Credit Corporation
COFI	—Cost of Funds Index	PAC	—Planned Amortization Class
GSAMP	—Goldman Sachs Alternative Mortgage Products	REMIC	—Real Estate Mortgage Investment Conduit
IO	—Interest Only

SCHEDULE OF WRITTEN OPTIONS
CONTRACTS	SECURITY	EXPIRATION DATE	STRIKE PRICE	VALUE
170	Eurodollar Futures, Call	3/16/09	$98.25	$89,250
10	Eurodollar Futures, Call	9/14/09	97.63	18,125
5	Eurodollar Futures, Put	3/16/09	96.50	563
37	Eurodollar Futures, Put	3/16/09	97.50	12,256
101	Eurodollar Midcurve 1-Year Futures, Call	12/12/08	98.00	32,825
54	Eurodollar Midcurve 1-Year Futures, Call	12/12/08	97.50	56,025
70	U.S. Treasury 5-Year Notes Futures, Call	2/20/09	117.00	104,453
143	U.S. Treasury 10-Year Notes Futures, Call	2/20/09	118.00	618,922
143	U.S. Treasury 10-Year Notes Futures, Put	2/20/09	110.00	17,875
	TOTAL WRITTEN OPTIONS (Premiums received — $589,603)			$950,294

See Notes to Financial Statements.

20	Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report

Statement of assets and liabilities (unaudited)

November 30, 2008

ASSETS:
Investments, at value (Cost — $332,228,497)	$262,667,451
Cash	773
Receivable for securities sold	2,264,746
Interest receivable	1,592,688
Deposits with brokers for open swap contracts	600,000
Principal paydown receivable	541,247
Receivable from broker — variation margin on open futures contracts	204,947
Premium paid for swaps purchased	156,853
Receivable for Fund shares sold	14,348
Prepaid expenses	29,519
Total Assets	268,072,572
LIABILITIES:
Payable for securities purchased	28,977,163
Unrealized depreciation on swaps	2,116,199
Written options, at value (premium received $589,603)	950,294
Payable for Fund shares repurchased	361,513
Investment management fee payable	111,087
Distribution fees payable	81,233
Distributions payable	15,942
Trustees’ fees payable	3,325
Accrued expenses	58,242
Total Liabilities	32,674,998
TOTAL NET ASSETS	$235,397,574
NET ASSETS:
Par value (Note 7)	$319
Paid-in capital in excess of par value	356,872,379
Overdistributed net investment income	(217,439)
Accumulated net realized loss on investments, futures contracts, written options and swap contracts	(50,689,982)
Net unrealized depreciation on investments, futures contracts, written options and swap contracts	(70,567,703)
TOTAL NET ASSETS	$235,397,574
Shares Outstanding:
Class A	20,687,260
Class B	218,605
Class C	9,902,200
Class I	1,070,019
Net Asset Value:
Class A (and redemption price)	$7.40
Class B1	$7.32
Class C (and redemption price)	$7.36
Class I (and redemption price)	$7.38
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$7.57

[1]	Redemption price per share is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from purchase payment (See Note 3).

See Notes to Financial Statements.

Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report	21

Statement of operations (unaudited)

For the Six Months Ended November 30, 2008

INVESTMENT INCOME:
Interest	$6,806,693
EXPENSES:
Investment management fee (Note 3)	783,601
Distribution fees (Notes 3 and 5)	581,523
Registration fees	25,634
Audit and tax	21,625
Shareholder reports (Note 5)	21,151
Transfer agent fees (Note 5)	19,533
Legal fees	16,829
Insurance	4,618
Custody fees	1,949
Trustees’ fees	1,181
Miscellaneous expenses	755
Total Expenses	1,478,399
Less: Fees paid indirectly (Note 1)	(116)
Net Expenses	1,478,283
NET INVESTMENT INCOME	5,328,410
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, WRITTEN OPTIONS AND SWAP CONTRACTS (NOTES 1 AND 4):
Net Realized Gain (Loss) From:
Investment transactions	(501,860)
Futures contracts	(116,620)
Written options	255,264
Swap contracts	563,939
Net Realized Gain	200,723
Change in Net Unrealized Appreciation/Depreciation From:
Investments	(45,732,326)
Futures contracts	1,506,218
Written options	(298,993)
Swap contracts	(2,670,884)
Change in Net Unrealized Appreciation/Depreciation	(47,195,985)
NET LOSS ON INVESTMENTS, FUTURES CONTRACTS, WRITTEN OPTIONS AND SWAP CONTRACTS	(46,995,262)
DECREASE IN NET ASSETS FROM OPERATIONS	$(41,666,852)

See Notes to Financial Statements.

22	Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report

Statements of changes in net assets

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2008 (unaudited) AND THE YEAR ENDED MAY 31, 2008	NOVEMBER 30	MAY 31
OPERATIONS:
Net investment income	$5,328,410	$14,948,733
Net realized gain (loss)	200,723	(2,548,203)
Change in net unrealized appreciation/depreciation	(47,195,985)	(21,380,073)
Increase from payment by affiliate	—	21
Decrease in Net Assets From Operations	(41,666,852)	(8,979,522)
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	(5,596,317)	(15,979,402)
Decrease in Net Assets From Distributions to Shareholders	(5,596,317)	(15,979,402)
FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	21,903,013	76,210,836
Reinvestment of distributions	5,295,168	14,018,468
Cost of shares repurchased	(48,579,009)	(146,855,077)
Decrease in Net Assets From Fund Share Transactions	(21,380,828)	(56,625,773)
DECREASE IN NET ASSETS	(68,643,997)	(81,584,697)
NET ASSETS:
Beginning of period	304,041,571	385,626,268
End of period*	$235,397,574	$304,041,571
* Includes (overdistributed) and undistributed net investment income, respectively, of:	$(217,439)	$50,468

See Notes to Financial Statements.

Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report	23

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MAY 31, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	2008[2]	2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$8.83	$9.50	$9.52	$9.62	$9.64	$9.78
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.17	0.42	0.38	0.30	0.19	0.14
Net realized and unrealized gain (loss)	(1.43)	(0.64)	0.04	(0.03)	0.01	(0.08)
Total income (loss) from operations	(1.26)	(0.22)	0.42	0.27	0.20	0.06
LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)	(0.45)	(0.44)	(0.37)	(0.22)	(0.20)
Total distributions	(0.17)	(0.45)	(0.44)	(0.37)	(0.22)	(0.20)
NET ASSET VALUE, END OF PERIOD	$7.40	$8.83	$9.50	$9.52	$9.62	$9.64
Total return[3]	(14.41)%	(2.41)%	4.53%	2.88%	2.13%	0.64%
NET ASSETS, END OF PERIOD (MILLIONS)	$153	$176	$194	$210	$311	$536
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.86%[4]	0.87%	0.92%[5]	0.90%	0.96%	0.94%
Net expenses	0.86 [4,6]	0.87 [6]	0.90 [5,7]	0.87 [7]	0.94 [7]	0.94
Net investment income	3.92 [4]	4.56	4.03	3.18	1.92	1.49
PORTFOLIO TURNOVER RATE	12%[8]	27%[8]	49%[8]	25%[8]	20%	42%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2008 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.87%.

[6]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 92%, 229%, 81% and 27% for the six months ended November 30, 2008 and the years ended May 31, 2008, May 31, 2007 and May 31, 2006, respectively.

See Notes to Financial Statements.

24	Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MAY 31, UNLESS OTHERWISE NOTED:
CLASS B SHARES[1]	2008[2]		2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$8.74		$9.41	$9.43	$9.53	$9.55	$9.69
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.14		0.36	0.32	0.25	0.14	0.10
Net realized and unrealized gain (loss)	(1.41)		(0.65)	0.04	(0.03)	0.02	(0.09)
Total income (loss) from operations	(1.27)		(0.29)	0.36	0.22	0.16	0.01
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.38)	(0.38)	(0.32)	(0.18)	(0.15)
Total distributions	(0.15)		(0.38)	(0.38)	(0.32)	(0.18)	(0.15)
NET ASSET VALUE, END OF PERIOD	$7.32		$8.74	$9.41	$9.43	$9.53	$9.55
Total return[3]	(14.73)%		(3.15)%	3.88%	2.32%	1.64%	0.15%
NET ASSETS, END OF PERIOD (000s)	$1,601		$2,757	$5,397	$10,510	$18,045	$23,941
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.48%[4]		1.57%	1.54%[5]	1.47%	1.46%	1.45%
Net expenses	1.48	[4],6	1.57 [6]	1.52 [5,7]	1.46 [7]	1.45 [7]	1.45
Net investment income	3.28	[4]	3.93	3.41	2.62	1.46	1.01
PORTFOLIO TURNOVER RATE	12%[8]		27%[8]	49%[8]	25%[8]	20%	42%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2008 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.48%.

[6]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 92%, 229%, 81% and 27% for the six months ended November 30, 2008 and the years ended May 31, 2008, May 31, 2007 and May 31, 2006, respectively.

See Notes to Financial Statements.

Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report	25

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MAY 31, UNLESS OTHERWISE NOTED:
CLASS C SHARES[1]	2008[2]	2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$8.78	$9.45	$9.47	$9.58	$9.60	$9.74
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.14	0.37	0.33	0.25	0.14	0.10
Net realized and unrealized gain (loss)	(1.41)	(0.64)	0.04	(0.04)	0.02	(0.08)
Total income (loss) from operations	(1.27)	(0.27)	0.37	0.21	0.16	0.02
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.40)	(0.39)	(0.32)	(0.18)	(0.16)
Total distributions	(0.15)	(0.40)	(0.39)	(0.32)	(0.18)	(0.16)
NET ASSET VALUE, END OF PERIOD	$7.36	$8.78	$9.45	$9.47	$9.58	$9.60
Total return[3]	(14.63)%	(3.00)%	3.97%	2.23%	1.66%	0.17%
NET ASSETS, END OF PERIOD (MILLIONS)	$73	$108	$169	$248	$432	$720
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.42%[4]	1.44%	1.46%[5]	1.45%	1.43%	1.42%
Net expenses	1.42 [4,6]	1.44 [6]	1.44 [5,7]	1.43 [7]	1.42 [7]	1.42
Net investment income	3.35 [4]	4.04	3.49	2.63	1.46	1.02
PORTFOLIO TURNOVER RATE	12%[8]	27%[8]	49%[8]	25%[8]	20%	42%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2008 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.41%.

[6]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 92%, 229%, 81% and 27% for the six months ended November 30, 2008 and the years ended May 31, 2008, May 31, 2007 and May 31, 2006, respectively.

See Notes to Financial Statements.

26	Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MAY 31, UNLESS OTHERWISE NOTED:
CLASS I SHARES[1]	2008[2]	2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$8.81	$9.49	$9.51	$9.61	$9.64	$9.78
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.18	0.45	0.40	0.33	0.23	0.17
Net realized and unrealized gain (loss)	(1.43)	(0.66)	0.05	(0.03)	(0.01)	(0.07)
Total income (loss) from operations	(1.25)	(0.21)	0.45	0.30	0.22	0.10
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.47)	(0.47)	(0.40)	(0.25)	(0.24)
Total distributions	(0.18)	(0.47)	(0.47)	(0.40)	(0.25)	(0.24)
NET ASSET VALUE, END OF PERIOD	$7.38	$8.81	$9.49	$9.51	$9.61	$9.64
Total return[3]	(14.34)%	(2.26)%	4.80%	3.15%	2.36%	0.99%
NET ASSETS, END OF PERIOD (000s)	$7,899	$16,792	$17,253	$118,170	$169,522	$81,230
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.60%[4]	0.61%	0.65%[5]	0.63%	0.63%	0.62%
Net expenses	0.60 [4,6]	0.61 [6]	0.63 [5,7]	0.63 [7]	0.62 [7]	0.62
Net investment income	4.14 [4]	4.85	4.18	3.41	2.39	1.76
PORTFOLIO TURNOVER RATE	12%[8]	27%[8]	49%[8]	25%[8]	20%	42%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2008 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.60%.

[6]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 92%, 229%, 81% and 27% for the six months ended November 30, 2008 and the years ended May 31, 2008, May 31, 2007 and May 31, 2006, respectively.

See Notes to Financial Statements.

Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report	27

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Partners Adjustable Rate Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Financial futures contracts. The Fund may enter into financial futures contracts as a hedging technique in an attempt to manage risk in the Fund’s portfolio, as a substitute for buying or selling securities, as a cash flow management technique or for purposes of enhancing returns. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could

28	Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report

lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Mortgage dollar rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Fund executes its mortgage dollar rolls entirely in the TBA market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(e) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written

Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report	29

Notes to financial statements (unaudited) continued

call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Swap contracts. Swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices or securities. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique, or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(g) Stripped securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt

30	Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report

obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(h) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(i) Credit and market risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and

Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report	31

Notes to financial statements (unaudited) continued

liquidity of these investments may result in a lack of correlation between their credit ratings and values.

(j) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(k) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(l) Class accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(m) Fees paid indirectly. The Fund’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund. If material, the amount is shown as a reduction of expenses on the Statement of Operations.

(n) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of November 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(o) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

32	Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report

2. Investment valuation

Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments

Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	NOVEMBER 30, 2008	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in securities	$262,667,451	—	$260,660,771	$2,006,680
Other financial instruments*	(1,006,657)	$1,109,542	(2,116,199)	—
Total	$261,660,794	$1,109,542	$258,544,572	$2,006,680

*	Other financial instruments may include written options, futures, swaps and forward contracts.

Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report	33

Notes to financial statements (unaudited) continued

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES
Balance as of May 31, 2008	$874,500
Accrued premiums/discounts	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	1,132,180
Balance as of November 30, 2008	$2,006,680

3. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $1 billion	0.550%
Next $1 billion	0.525
Next $3 billion	0.500
Next $5 billion	0.475
Over $10 billion	0.450

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 2.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 1.00% per year until no CDSC is incurred. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A

34	Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report

shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended November 30, 2008, LMIS and its affiliates received sales charges of approximately $100 on sales of the Fund’s Class A shares. In addition, for the six months ended November 30, 2008, CDSCs paid to LMIS on Class B shares repurchased were approximately $150.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

4. Investments

During the six months ended November 30, 2008, the aggregate cost of purchases and proceeds from sales of investments and U.S. Government & Agency Obligations (excluding short-term investments) were as follows:

	INVESTMENTS	U.S. GOVERNMENT & AGENCY OBLIGATIONS
Purchases	$1,839,455	$273,052,117
Sales	30,314,502	266,376,547

At November 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,459,942
Gross unrealized depreciation	(71,020,988)
Net unrealized depreciation	$(69,561,046)

At November 30, 2008, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
90-Day Eurodollar	232	3/09	$56,274,260	$56,886,400	$612,140
90-Day Eurodollar	135	6/09	32,505,125	33,100,312	595,187
90-Day Eurodollar	10	9/09	2,404,625	2,450,875	46,250
U.S. Treasury 2-Year Notes	348	3/09	75,005,957	75,450,750	444,793
U.S. Treasury 5-Year Notes	122	3/09	14,161,100	14,238,735	77,635
					1,776,005
Contracts to Sell:
U.S. Treasury 10-Year Notes	64	3/09	7,436,228	7,742,000	(305,772)
Net unrealized gain on open futures contracts					$1,470,233

At November 30, 2008, the Fund held TBA securities with a total cost of $26,391,710.

Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report	35

Notes to financial statements (unaudited) continued

During the six months ended November 30, 2008, written option transactions for the Fund were as follows:

	NUMBER OF CONTRACTS	PREMIUMS
Written options, outstanding May 31, 2008	37	$25,252
Options written	1,689	1,022,128
Options closed	(884)	(411,159)
Options expired	(109)	(46,618)
Written options, outstanding November 30, 2008	733	$589,603

At November 30, 2008, the Fund held the following interest rate swap contracts:

SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND‡	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	UNREALIZED DEPRECIATION
Interest Rate Swaps:
Barclay’s Capital Inc.	$3,690,000	3/18/19	4.250%	3-Month LIBOR	$(1,496,646)
Morgan Stanley & Co. Inc.	8,370,000	3/18/16	4.400%	3-Month LIBOR	(619,553)
Net unrealized depreciation on open swap contracts					$(2,116,199)

‡	Percentage shown is an annual percentage rate.

5. Class specific expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B, and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% of the average daily net assets of each respective class. Distribution fees are accrued daily and paid monthly.

For the six months ended November 30, 2008, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES
Class A	$215,823	$5,054	$3,588
Class B	8,221	496	926
Class C	357,479	13,936	16,584
Class I	—	47	53
Total	$581,523	$19,533	$21,151

36	Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report

6. Distributions to shareholders by class

	SIX MONTHS ENDED NOVEMBER 30, 2008	YEAR ENDED MAY 31, 2008
Net Investment Income:
Class A	$3,550,853	$8,981,837
Class B	38,054	172,002
Class C	1,688,076	5,943,897
Class I	319,334	881,666
Total	$5,596,317	$15,979,402

7. Shares of beneficial interest

At November 30, 2008, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED NOVEMBER 30, 2008		YEAR ENDED MAY 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	2,433,474	$20,676,010	7,707,012	$71,050,907
Shares issued on reinvestment	416,897	3,426,679	876,322	8,063,715
Shares repurchased	(2,076,502)	(17,351,852)	(9,115,092)	(83,922,473)
Net increase (decrease)	773,869	$6,750,837	(531,758)	$(4,807,851)
Class B
Shares sold	11,364	$94,732	105,856	$984,480
Shares issued on reinvestment	4,064	33,154	14,342	131,250
Shares repurchased	(112,238)	(940,930)	(378,432)	(3,469,616)
Net decrease	(96,810)	$(813,044)	(258,234)	$(2,353,886)
Class C
Shares sold	115,322	$979,575	433,734	$3,992,349
Shares issued on reinvestment	185,066	1,515,943	543,477	4,992,606
Shares repurchased	(2,771,942)	(23,086,583)	(6,444,598)	(59,249,559)
Net decrease	(2,471,554)	$(20,591,065)	(5,467,387)	$(50,264,604)
Class I
Shares sold	17,612	$152,696	19,712	$183,100
Shares issued on reinvestment	38,448	319,392	90,456	830,897
Shares repurchased	(891,464)	(7,199,644)	(23,423)	(213,429)
Net increase (decrease)	(835,404)	$(6,727,556)	86,745	$800,568

Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report	37

Notes to financial statements (unaudited) continued

8. Capital loss carryforward

As of May 31, 2008, the Fund had a net capital loss carryforward of approximately $48,667,660, of which $340,617 expires in 2009, $1,736,816 expires in 2010, $9,454,718 expires in 2011, $17,116,336 expires in 2012, $8,149,308 expires in 2013, $3,051,377 expires in 2014, $5,957,766 expires in 2015 and $2,860,722 expires in 2016. These amounts will be available to offset any future taxable capital gains.

9. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as subtransfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in

38	Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report

disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

10. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty

Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report	39

Notes to financial statements (unaudited) continued

to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

*  *  *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of

40	Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report

funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgement was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

11. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary

Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report	41

Notes to financial statements (unaudited) continued

duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

12. Recent accounting pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

42	Legg Mason Partners Adjustable Rate Income Fund 2008 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Board of Trustees of Legg Mason Partners Income Trust (the “Trust”) held on November 10-11, 2008, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Legg Mason Partners Adjustable Rate Income Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the meeting and considered the responses provided by management during the meeting. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The presentation made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Legg Mason Partners Adjustable Rate Income Fund	43

Board approval of management and subadvisory agreements (unaudited) continued

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had continued to expand as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s expanded compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s brokerage policies and practices. In addition, management also reported to the Board on, among other things, its business plans and organizational changes. The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were satisfactory.

Fund performance

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and

44	Legg Mason Partners Adjustable Rate Income Fund

discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds classified as ultra-short obligation funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3- and 5-year periods ended June 30, 2008 was below the median. The Board noted the explanations from the Manager concerning the underperformance versus the peer group.

Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that it will continue to evaluate the Fund’s performance and any actions taken by the Manager to continue to improve performance.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also reviewed and considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund and considered the actual fee rate (after taking waivers and reimbursements into account) (the “Actual Management Fee”). In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund, and, accordingly, that the retention of the Subadviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

In addition, the Board received and considered information comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in the scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services (including services related to the preparation and maintenance of the Fund’s registration statement and shareholder reports, as well as calculation of the Fund’s net asset value on a daily basis), office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund

Legg Mason Partners Adjustable Rate Income Fund	45

Board approval of management and subadvisory agreements (unaudited) continued

service providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of a group of retail front-end load funds (including the Fund) classified as ultra-short obligation funds, U.S. mortgage funds or GNMA funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was at the median and Actual Management Fee (which reflects a fee waiver) was above the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also reviewed and considered that the Manager was continuing its voluntary waiver until further notice, resulting in the same net effective fee as currently in place, which is lower than the current contractual fee.

Taking all of the above into consideration, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant the year before. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund had not reached the

46	Legg Mason Partners Adjustable Rate Income Fund

specified asset level at which a breakpoint to its Contractual Management Fee would be triggered.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

* * *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Legg Mason Partners Adjustable Rate Income Fund	47

Legg Mason Partners

Adjustable Rate Income Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

PNC Global Investment Servicing

4400 Computer Drive

Westborough,

Massachusetts, 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Partners Adjustable Rate Income Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland business trust.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Legg Mason Partners Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Legg Mason Partners Adjustable Rate Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2009 Legg Mason Investor Services, LLC

Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked ninth largest money manager in the world, according to Pensions & Investments May 26, 2008, based on 12/31/07 worldwide assets under management.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0301 1/09 SR09-731

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	Principal Accountant Fees and Services.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: February 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: February 5, 2009

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Income Trust

Date: February 5, 2009